Income Tax And Social Contribution - Additional Information (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Effective tax rate			13.00%	30.70%
Loss before taxes			R$ 1,077,400	R$ 100,100
Tax expense (income)	R$ 44,853	R$ 24,777	R$ 139,656	R$ 30,746
Applicable tax rate			34.00%	34.00%
Effective tax rate excluding adverse effect			31.10%
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			17.00%
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Applicable tax rate			19.00%